Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 1,018,862	$ 1,404,160	$ 2,083,696
Restricted cash	175,321	90,413
Prepaid expenses and other current assets	319,796	366,316	249,045
Total current assets	1,513,979	1,918,439	2,332,741
Other assets	114,286
Equipment, net	1,247	1,721	3,824
Intangible assets, net	452,490	532,010	614,386
Total assets	2,082,002	2,452,170	2,950,951
Current liabilities
Accounts payable and accrued liabilities	1,242,237	1,394,117	2,845,381
Deferred income	28,898	10,413
Total current liabilities	1,571,135	2,615,993	4,056,844
Warrant liability	946,105	4,455,747	205,989
Other long-term liabilities	46,765	84,125	8,295
Total liabilities	3,475,468	7,155,865	4,271,128
Stockholders’ deficiency
Common stock, value	49,009,464	39,760,287	27,956,155
Preferred stock, value	62	62
Additional paid-in capital	18,467,705	17,288,430	15,589,229
Accumulated other comprehensive loss	(104,301)	(104,301)	(84,728)
Accumulated deficit	(68,766,396)	(61,648,173)	(47,884,515)
Total stockholders’ deficiency	(1,393,466)	(4,703,695)	(1,320,177)
Total liabilities and stockholders’ deficiency	2,082,002	2,452,170	2,950,951
Related Party
Current assets
Related party note receivable, net		57,550
Current liabilities
Current portion of promissory note - related party	300,000	1,211,463	1,211,463
Promissory note – related party	$ 911,463
Class A Restricted Common Shares
Stockholders’ deficiency
Class A restricted common shares, no par value, unlimited shares authorized, nil and 7,000,000 shares issued and outstanding as of December 31, 2023, and December 31, 2022			3,103,620
Class B Preferred Shares
Stockholders’ deficiency
Preferred stock, value		$ 62	$ 62